Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of changes in property, plant and equipment

	Land	Building	Facilities	Equipment	Mineral properties	Others	Constructions in progress	Total
Balance at December 31, 2015	766	9,101	8,292	7,307	10,304	7,206	11,126	54,102

Additions (i)	—	—	—	—	—	—	5,240	5,240
Disposals	(1)	(8)	(9)	(19)	(125)	(384)	(20)	(566)
Assets retirement obligation	—	—	—	—	311	—	—	311
Depreciation, amortization and depletion	—	(517)	(705)	(906)	(795)	(631)	—	(3,554)
Transfers to non-current assets held for sale	—	—	—	—	—	(497)	—	(497)
Impairment (note 19)	(1)	(448)	(175)	(110)	(165)	(88)	70	(917)
Impairment of discontinued operations (note 14)	(53)	—	(65)	—	(1,590)	—	—	(1,708)
Translation adjustment	111	702	960	639	748	861	1,731	5,752
Transfers	26	2,177	1,253	978	230	1,110	(5,857)	(83)
Effect of discontinued operations
Transfer to net assets held for sale	(124)	(333)	(80)	(1,095)	(538)	(62)	(429)	(2,661)

Balance at December 31, 2016	724	10,674	9,471	6,794	8,380	7,515	11,861	55,419

Cost	724	16,678	15,664	11,953	16,066	11,319	11,861	84,265
Accumulated depreciation	—	(6,004)	(6,193)	(5,159)	(7,686)	(3,804)	—	(28,846)

Balance at December 31, 2016	724	10,674	9,471	6,794	8,380	7,515	11,861	55,419

Additions (i)	—	—	—	—	—	—	3,392	3,392
Disposals	—	(11)	(57)	(67)	(138)	(212)	(151)	(636)
Assets retirement obligation	—	—	—	—	425	—	—	425
Depreciation, amortization and depletion	—	(587)	(736)	(814)	(618)	(754)	—	(3,509)
Impairment (note 19)	(20)	—	—	(34)	(131)	—	(86)	(271)
Translation adjustment	79	(122)	(105)	(83)	222	47	38	76
Transfers	(65)	2,146	3,213	1,097	929	1,597	(8,935)	(18)

Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	8,193	6,119	54,878

Cost	718	19,163	18,292	12,840	17,471	12,461	6,119	87,064
Accumulated depreciation	—	(7,063)	(6,506)	(5,947)	(8,402)	(4,268)	—	(32,186)

Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	8,193	6,119	54,878

(i)  Includes capitalized borrowing costs.

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	15 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years